REVENUES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Generated Electricity Government Subsidy [Member] CNY	Dec. 31, 2013 Generated Electricity Government Subsidy [Member] CNY	Dec. 31, 2012 Generated Electricity Government Subsidy [Member] CNY
Operating Revenue By Product Type [Line Items]
Revenues	$ 1,608,246,889	9,978,528,648	7,078,838,515	4,794,768,449	161,778,511	52,700,759	2,125,076
Percentage of government subsidy recognized as revenue	100.00%	100.00%
Value-added tax payable		7,700,000
Reduction in revenue due to value-added tax payable		7,700,000